united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

                         Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 06/30

Date of reporting period: 12/31/22

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

S E M I – A N N U A L R E P O R T

Silk Invest New Horizons
Frontier Fund

December 31, 2022

Fund Adviser:

Silk Invest Limited
30 Churchill Place
London, E14 5RE
United Kingdom
(800) 797-9745

www.silkinvest.com/silk-invest-new-horizons-frontier-fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE – (Unaudited)

Dear Shareholders:

The investment objective of the Silk Invest New Horizons Frontier Fund (the “Fund”) is capital appreciation. The objective is measured against the MSCI Frontier Markets Index (Net).

Performance Review

The Fund returned -4.44% net of fees, for the six month period ended December 31, 2022, compared to -7.25% of its main benchmark the MSCI Frontier Markets Index (Net). As a further reference, the Fund underperformed the MSCI Emerging Markets Index which returned -2.99% for the same period. The Fund’s out-performance versus the main benchmark was attributable to a combination of factors including positive contribution of the underweight position in Vietnam and stock selection in the real estate sector. The Fund benefited furthermore from positive country allocation decisions to Egypt and UAE but was affected by under-weight position in Kazakhstan. Currency effects were negative in comparison of the main index in Nigeria, Egypt and Pakistan.

2022 was a challenging year but this reporting period was stronger than the first half of 2022 where the Fund lost 13.8% and the main reference index lost 20.6%. The performance of the Fund continued to be affected by the ongoing war in Ukraine and the increasingly worrying inflation global dynamics which significantly impacted global markets in 2022. Frontier Markets were not immune and especially the commodity importing countries were most affected. For the six month period ended December 31, 2022, the Fund outperformed due to mainly country and stock selection but was affected by currency depreciation in countries like Egypt and Pakistan. In the year 2022, we saw Pakistan devalue its currency by 22% and Egypt by 37%. In Nigeria, the supply of USD remained artificially constrained due to the unorthodox policy of Nigeria’s central bank but local equities performed well on the back of local investor appetite.

The Ukraine war is affecting Frontier and Emerging Markets in different ways. The rising food and energy prices are impacting countries with high import dependencies and a stronger dollar means that the effect is even more pronounced in local currency terms. Moreover some countries like Egypt also have high exposure to Ukrainian and Russian tourists which further increases the impact of the war on these markets.

The high global inflation rates are a significant shift from the last decades and central banks are so far struggling to find the right tools to navigate this environment. The U.S. Dollar has so far been the global star performer and this is putting additional inflation pressures on many Emerging and Frontier markets.

These macro drivers are negative on the short term but may be a positive driver for Emerging and Frontier Markets over the long-term. The ongoing war is changing world’s political and economic map with a potential trend of de-globalization and/or reshaping of partnerships. This could be an opportunity for several countries in which the Fund invest. The world’s inflation pressures may become structural and will need additional non-monetary measures including new immigrants to help solving current bottlenecks in among others logistics and health. This will be an additional positive for many markets which have young demographics and can benefit from increased remittances of diaspora. Another long-term positive factor could be the higher commodities and food prices. Different covered countries are accelerating plans to develop their agriculture, infrastructure and are increasingly focused on renewable energy.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE – (Unaudited) (continued)

Fund Outlook and Strategy

The current investment cycle requires a careful re-assessment of asset allocation and Silk Invest believes that Frontier and Emerging markets could benefit from increased investor allocation. JP Morgan estimates that Emerging Markets equities’ share in Global AUM has decreased to 5.9%, as of December 2022, down from 11.6% in 2012. During the last 10 years the importance of Emerging Markets has however increased significantly in economic terms and Silk Invest believes that investor allocations should increase going forward driven by a realization of key mid-term and long-term macro drivers and attractive valuation multiples.

The core Frontier and Emerging markets of the Fund are affected by the current global challenges, but their long-term growth drivers are still solid. Frontier markets have among others attractive demographic profiles which allow them to realize a future demographic dividend and be a source for needed global talent. The ongoing supply bottlenecks and labour shortages are showcasing the increasing need for new entrants in the global labour force. The recent publication of data indicating that China’s population has decreased in 2022 shows that not all Emerging Markets are equal. Silk Invest has highlighted this point in earlier documents and believes that demographics will become an increasingly important investment topic. The global short-term growth dynamics have been impacted but many Frontier and Emerging markets are still growing and will further accelerate their growth once the world economy moves beyond the current challenges.

The stocks that the Fund invests in have, over the years, adapted to operating in challenging business conditions and in a period of crisis many were able to consolidate their market shares at the expense of the smaller players. Another trend is the increasing importance of regional investors who are able to step in during periods of crisis. In Egypt, the Middle Eastern sovereign funds have increased their investments in both public and private markets. Saudi’s Public Investment Fund for example acquired two Egyptian state owned companies and Saudi Arabia and Egypt signed a $7.7bn investment deal with the Saudi government. Sovereign Funds have a long-term investment outlook and are better able to ignore the short term challenges and focus on the long term growth story.

Earnings quality in the core markets of the Fund tends to be more resilient due to the relatively stable underlying growth of demand and lower competition in certain sectors. JP Morgan estimates that EBITDA margins across broad Emerging markets will only marginally decrease in 2023 and will recover in the later part of 2023.

Frontier Markets continue to trade at significant valuation discounts in comparison with the rest of the world. The valuation discount combined with positive long term growth drivers should attract higher allocations from international investors.

The Fund

For the six months ended December 31, 2022, the three investments with the largest contribution to the Fund’s absolute return were Egyptian financial services company EFG-Hermes which increased 36.55%, Pakistan based IT company Systems (+32.64%) and UAE based real estate company Emaar Properties with a positive return of 12.7% over the reporting period.

Conversely, the three investments that negatively impacted the Fund the most were Nigeria’s Lafarge Africa with a negative return of (-17.0%), Nigeria’s Leading Telecom provider MTN Nigeria Communications (-12.21%) and Vietnam based Vinh Hoan (-24.5%).

MANAGEMENT DISCUSSION OF FUND PERFORMANCE – (Unaudited) (continued)

The Fund continues to focus its investments in Frontier markets and a number of Emerging markets which are not well covered by other mutual funds. This allows the Fund to invest in an unresearched universe of stocks that are more exposed to local economic fundamentals and are less exposed to global trends and shifts in international investment sentiment.

We believe that the Silk Invest New Horizons Frontier Fund is well positioned to outperform its reference indices and offers investors an attractive diversification in the current investment cycle. The Fund has a unique proposition within the Frontier markets universe and offers exposure to companies with attractive valuations in their respective sectors and countries. As of December 31, 2022, the Price to Earnings Ratio (P/E) of the Fund stands at 5.5x, its Dividend Yield at 2.9% and its Price to Book Ratio at 0.8x.

Silk Invest Ltd.

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns(a)
(for the periods ended December 31, 2022)

	Six	One	Three	Five	Since Inception
	Months	Year	Year	Year	(5/25/16)
Silk Invest New Horizons Frontier Fund - Institutional Class	(4.44)%	(17.59)%	1.58%	(2.71)%	0.07%
MSCI Frontier Markets Index (b)	(7.25)%	(26.34)%	(3.65)%	(2.47)%	2.20%

Total annual operating expenses, as disclosed in the Silk Invest New Horizons Frontier Fund (the “Fund”) prospectus dated October 28, 2022, were 2.49% of average daily net assets, including acquired fund fees and expenses of 0.04% (2.05% after fee waivers, including line of credit and interest expenses of 0.01%). Silk Invest Limited (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 2.00% of the Fund’s average daily net assets for Institutional Class shares through October 31, 2023. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/ expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of December 31, 2022 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 797-9745.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(b)	The MSCI Frontier Markets Index (the “Index”) captures large- and mid-cap representation across 28 Frontier Markets countries: Bahrain, Bangladesh, Burkina Faso, Benin, Croatia, Estonia, Guinea-Bissau, Iceland, Ivory Coast, Jordan, Kenya, Lithuania, Kazakhstan, Mauritius, Mali, Morocco, Niger, Nigeria, Oman, Pakistan, Romania, Serbia, Senegal, Slovenia, Sri Lanka, Togo, Tunisia and Vietnam. The index includes 96 constituents, covering about 85% of the free float-adjusted market capitalization in each country. The index includes the re-investment of dividends and is not reduced for any assumed trading costs or management fees or other assumed occurred expenses. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (800) 797-9745.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

FUND HOLDINGS – (Unaudited)

(a)	As a percentage of total net assets.

The investment objective of the Fund is capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov and on the Fund’s website at www.silkinvest.com/silk-invest-new-horizons-frontier-fund.

Silk Invest New Horizons Frontier Fund
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 93.12%
Bangladesh — 6.61%
BRAC Bank Ltd. (b)	1,449,563	$541,879
GrameenPhone Ltd.	143,000	397,940
		939,819
Egypt — 10.62%
EFG-Hermes Holding Co.(a)	810,180	585,069
Elswedy Electric Co.(a)	418,000	203,162
Ibnsina Pharma S.A.E.	2,451,402	213,858
Telecom Egypt Co.	271,540	275,278
Tenth of Ramadan Pharmaceuticals and Diagnostics Reagents Co.	1,938,589	231,892
		1,509,259
Kazakhstan — 2.71%
Kapsi.kz JSC	5,370	385,695

Kenya — 7.68%
Centum Investment Co. Ltd. (b)	2,590,670	175,482
Equity Group Holdings Ltd.	1,050,000	378,440
KCB Group Ltd.	1,085,000	335,711
Safaricom Ltd.	1,033,577	202,243
		1,091,876
Morocco — 2.64%
Douja Promotion Groupe Addoha SA(a)	439,000	261,709
Residences Dar Saada(a)	62,000	106,647
Travaux Generaux de Construction(a)	557	6,672
		375,028
Nigeria — 35.02%
Access Bank PLC	45,550,000	864,482
Airtel Africa PLC	153,804	561,479
Guaranty Trust Holding Co. PLC	12,927,752	666,783
Lafarge Africa PLC (b)	10,230,000	548,195
MTN Nigeria Communications PLC	2,070,000	993,703
Nestle Nigeria PLC	225,000	552,616
Zenith Bank PLC	14,769,452	791,450
		4,978,708
Pakistan — 8.06%
Habib Bank Ltd.	478,000	134,470
MCB Bank Ltd.	313,500	160,750
Meezan Bank Ltd.	339,020	148,377
Nishat Mills Ltd.	664,500	160,771
Systems Ltd.	253,840	542,248
		1,146,616
United Arab Emirates — 5.62%
Emaar Properties PJSC	241,751	384,599
Emirates NBD Bank PJSC	117,684	414,488
		799,087

The accompanying notes are an integral part of these financial statements.

Silk Invest New Horizons Frontier Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
United Kingdom — 0.57%
Airtel Africa PLC	60,000	$80,844

Vietnam — 13.59%
Digiworld Corp.	112,700	179,888
Phu Nhuan Jewelry JSC	32,667	124,255
SSI Securities Corp.	409,918	306,282
Vietnam Prosperity JSC Bank	597,439	452,922
Vincom Retail JSC (a)	32,300	35,948
Vinh Hoan Corp.	127,300	375,583
Vinhomes JSC	91,410	185,503
VNDirect Securities Corp.	477,000	271,906
		1,932,287

Total Common Stocks (Cost $14,157,418)		13,239,219

EXCHANGE-TRADED FUNDS — 2.29%
Vietnam — 2.29%
VFMVN DIAMOND ETF(a)	343,000	325,808

Total Exchange-Traded Funds (Cost $219,736)		325,808

MONEY MARKET FUNDS — 1.45%
First American Government Obligations Fund, Class X, 4.09%(c)	206,362	206,362

Total Money Market Funds (Cost $206,362)		206,362

Total Investments — 96.86% (Cost $14,583,516)		13,771,389

Other Assets in Excess of Liabilities — 3.14%		446,719

NET ASSETS — 100.00%		$14,218,108

(a)	Non-income producing security.

(b)	All or a portion of this security has been deemed illiquid by the Adviser. The total fair value of these securities as of December 31, 2022 was $544,672, representing 3.83% of net assets.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.

ETF – Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

Silk Invest New Horizons Frontier Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022 (Unaudited)

Assets
Investments in securities at fair value (cost $14,583,516)	$13,771,389
Foreign currency (cost $458,504)	457,594
Dividends receivable	12,898
Receivable from Adviser	2,358
Prepaid expenses	7,769
Total Assets	14,252,008

Liabilities
Payable to Affiliates	8,500
Other accrued expenses	25,400
Total Liabilities	33,900

Net Assets	$14,218,108

Net Assets consist of:
Paid-in capital	23,660,646
Accumulated deficit	(9,442,538)

Net Assets	$14,218,108

Shares outstanding (unlimited number of shares authorized, no par value)	1,753,794
Net asset value, offering and redemption price per share(a)	$8.11

(a)	The Fund charges a 2.00% redemption fee on shares redeemed within 180 days of purchase.

The accompanying notes are an integral part of these financial statements.

Silk Invest New Horizons Frontier Fund
STATEMENT OF OPERATIONS
For the six months ended December 31, 2022 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $23,050)	$170,243
Total investment income	170,243

Expenses
Adviser	77,261
Custodian	37,717
Fund accounting	18,932
Audit and tax	15,674
Administration	14,619
Legal	11,261
Trustee	8,788
Registration	6,366
Transfer agent	6,050
Compliance Services	6,050
Pricing	3,844
Report printing	3,545
Line of credit	2,059
Insurance	1,296
Interest expense	661
Miscellaneous	13,225
Total expenses	227,348
Fees waived by Adviser	(70,170)
Net operating expenses	157,178
Net investment income	13,065

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(234,314)
Net realized loss on foreign currency translations	(50,369)
Net change in unrealized depreciation on:
Investments	(524,082	) (a)
Foreign currency	(454)

Net realized and change in unrealized loss on investments and foreign currency transactions	(809,219)

Net decrease in net assets resulting from operations	$(796,154)

(a)	Net of decrease in deferred foreign capital gain taxes of $19,340.

The accompanying notes are an integral part of these financial statements.

Silk Invest New Horizons Frontier Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$13,065	$399,248
Net realized gain (loss) on investment securities transactions and foreign currency translations	(284,683)	973,273
Net change in unrealized depreciation of investment securities	(524,536)	(2,795,801)
Net decrease in net assets resulting from operations	(796,154)	(1,423,280)

Distributions to Shareholders from Earnings
Institutional Class	(365,357)	(706,306)
Total distributions	(365,357)	(706,306)

Capital Transactions - Institutional Class
Proceeds from shares sold	217,498	607,601
Proceeds from redemption fees(a)	4,156	252
Reinvestment of distributions	365,357	669,743
Amount paid for shares redeemed	(1,390,587)	(4,703,639)
Net decrease in net assets resulting from capital transactions	(803,574)	(3,426,043)
Total Decrease in Net Assets	(1,965,085)	(5,555,629)

Net Assets
Beginning of period	16,183,193	21,738,822
End of period	$14,218,108	$16,183,193

Share Transactions - Institutional Class
Shares sold	26,374	60,386
Shares issued in reinvestment of distributions	44,939	66,841
Shares redeemed	(175,402)	(480,284)
Total Institutional Class	(104,089)	(353,057)

(a)	The Fund charges a 2.00% redemption fee on shares redeemed within 180 days of purchase.

The accompanying notes are an integral part of these financial statements.

Silk Invest New Horizons Frontier Fund
FINANCIAL HIGHLIGHTS - Institutional Class(a)

(For a share outstanding during each period)

	For the Six
	Months
	Ended		For the		For the		For the		For the	For the
	December 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2022		June 30,		June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2022		2021		2020		2019	2018
Selected Per Share Data:
Net asset value, beginning of period	$8.71		$9.83		$6.72		$8.30		$10.40	$10.83
Investment operations:
Net investment gain	0.01		0.22		0.22		0.21		0.16	0.23
Net realized and unrealized gain (loss)	(0.40)		(0.99)		3.03		(1.58)		(1.70)	(0.16)
Total from investment operations	(0.39)		(0.77)		3.25		(1.37)		(1.54)	0.07

Less distributions to shareholders from:
Net investment income	(0.21)		(0.35)		(0.14)		(0.21)		(0.22)	(0.14)
Net realized gains	—		—		—		—		(0.34)	(0.36)
Total distributions	(0.21)		(0.35)		(0.14)		(0.21)		(0.56)	(0.50)

Paid in capital from redemption fees	—	(b)	—	(b)	—		—	(b)	— (b)	— (b)
Net asset value, end of period	$8.11		$8.71		$9.83		$6.72		$8.30	$10.40

Total Return(c)	(4.44	)% (d)	(8.29)%		48.61%		(16.99)%		(14.83)%	0.40%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$14,218		$16,183		$21,739		$16,068		$37,082	$35,195
Ratio of net expenses to average net assets	2.04	% (e)(f)	1.92	% (g)	1.75	% (g)	1.76	% (h)	1.74%	1.83%
Ratio of gross expenses to average net assets before waiver and reimbursement	2.94	% (e)(f)	2.57	% (g)	2.76	% (g)	2.75	% (h)	2.19%	2.14%
Ratio of net investment income to average net assets	0.17	% (e)	1.96%		2.36%		1.46%		2.07%	2.02%
Portfolio turnover rate	19	% (d)	8%		33%		35%		27%	39%

(a)	Effective December 20, 2018, Service Class shares were converted to Institutional Class shares. The amounts presented represent the results of the Institutional Class shares for the periods prior to the conversion and the results of the combined share class for the period subsequent to the conversion.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes line of credit and interest expense of 0.04%.

(g)	Includes line of credit and interest expense of 0.01%.

(h)	Includes line of credit and interest expense of 0.02%.

The accompanying notes are an integral part of these financial statements.

Silk Invest New Horizons Frontier Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Unaudited)

NOTE 1. ORGANIZATION

The Silk Invest New Horizons Frontier Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the legal successor to the Frontier Silk Invest New Horizons Fund (the “Predecessor Fund”), a series of Frontier Funds, Inc., an unaffiliated registered investment company. On April 6, 2018, the Fund (which had no prior activity or net assets) acquired all the net assets of the Predecessor Fund pursuant to a plan of reorganization. The Fund is one of a series of funds currently authorized by the Board. The Predecessor Fund commenced operations on May 25, 2016. The investment adviser to the Fund is Silk Invest Limited (the “Adviser”). The investment objective of the Fund is capital appreciation. Prior to December 21, 2018, the Fund offered two classes of shares: the Institutional Class and the Service Class. The Institutional Class commenced operations on May 25, 2016. The Service Class commenced operations on May 27, 2016. Effective on the close of business on December 20, 2018, Service Class shares were converted into Institutional Class shares. Each share of the Fund has the same voting and other rights and preferences as any other share of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services- Investment Companies” including Accounting Standards Update 2013- 08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended December 31, 2022, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three

Silk Invest New Horizons Frontier Fund
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2022 (Unaudited)

years tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in certain foreign jurisdictions on gains realized upon sale of securities, payable upon repatriation of sales proceeds. The Fund accrues a deferred liability for unrealized gains in excess of available loss carryforwards on certain foreign securities based on existing tax rates and holding periods of the securities.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Redemption Fee – The Fund charges a 2.00% redemption fee for shares redeemed within 180 calendar days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily net asset value (“NAV”) calculation.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Fund. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax codes and regulations.

Income recognized, if any, for foreign tax reclaims is reflected as dividend income in the Statements of Operations and related receivables, if any, are reflected as tax reclaims receivable in the Statements of Assets and Liabilities.

Foreign Currency Translation and Risks – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Silk Invest New Horizons Frontier Fund
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2022 (Unaudited)

The Fund bears the risk of changes in the foreign currency exchange rates and their impact on the value of assets and liabilities denominated in foreign currency. The Fund also bears the risk of a counterparty failing to fulfill its obligation under a foreign currency contract. Investments in securities of foreign companies involve additional risks including:

Foreign Securities Risks – Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign taxes. Geopolitical events, including those in the Middle East, may also cause market disruptions.

Frontier Markets Risks – Investments in frontier markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier market economies can be subject to greater social, economic, regulatory, and political uncertainties. Adverse government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of frontier countries in which Fund investments may be made, including expropriation, nationalism and other confiscation, could result in loss. Frontier market securities also tend to be less liquid.

Currency Risks – The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including but not limited to, changes in interest rates, intervention by central banks or supranational entities such as the International Monetary Fund (“IMF”), managed adjustments in relative currency values and other protectionist measures imposed or negotiated by countries with which frontier markets companies trade.

Concentration Risk: The Fund may have significant investments in the securities of issuers within a particular sector or country. Any development affecting that sector or country will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector or country. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector or country, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2022, the Fund had 43.81% of the value of its net assets invested in the Financials sector and 35.02% of the value of its net assets invested in stocks within Nigeria.

Restricted and Illiquid Securities – A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “Act”), pursuant to the resale limitations provided by Rule 144A or Regulation S under the Act, or an exemption from the registration requirements of the Act. As of December 31, 2022, the Fund did not hold any restricted securities.

Silk Invest New Horizons Frontier Fund
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2022 (Unaudited)

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those investments that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the conversion to cash significantly changing the market value of the investment. Illiquid securities may be valued under methods approved by the Board as reflecting fair value. As of December 31, 2022, the Fund had investments in illiquid securities with a total fair value of $544,672 or 3.83% of total net assets.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Silk Invest New Horizons Frontier Fund
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2022 (Unaudited)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Adviser as Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market

Silk Invest New Horizons Frontier Fund
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2022 (Unaudited)

in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(a)	$6,687,467	$6,551,752	$—	$13,239,219
Exchange-Traded Funds	—	325,808	—	325,808
Money Market Funds	206,362	—	—	206,362
Total	$6,893,829	$6,877,560	$—	$13,771,389

(a)	Refer to Schedule of Investments for country classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended December 31, 2022, the Adviser earned a management fee of $77,261 from the Fund before the waiver and reimbursement described below. At December 31, 2022, the Adviser owed the Fund $2,358.

The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 2.00% of the Fund’s average daily net assets for Institutional Class shares through October 31, 2023. This expense cap may not be terminated prior to this date except by the Board. For the six months ended December 31, 2022, the Adviser waived fees in the amount of $70,170 for the Fund.

Silk Invest New Horizons Frontier Fund
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2022 (Unaudited)

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of December 31, 2022, the Adviser may seek repayment of management fees waived and expense reimbursements as follows:

Recoverable through
June 2023	$135,310
June 2024	194,036
June 2025	130,912
December 31, 2025	70,170

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chairman of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive $1,000 for attending any special meeting that requires an in-person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. LOAN AGREEMENT

The Trust, on behalf of the Fund, has in place a Loan Agreement (the “Agreement”) with the Fund’s custodian, U.S. Bank, N.A. (the “Bank”) expiring September 20, 2023. Borrowings under this Agreement bear interest at the Prime Rate, which was 7.50% as of December 31, 2022. Maximum borrowings for the Fund is the lesser of

Silk Invest New Horizons Frontier Fund
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2022 (Unaudited)

$1,000,000, or 5% of the gross market value of the Fund, or 33 1/3% of the gross market value (as determined solely by the Bank using consistently-applied valuation methods disclosed to the Trust) of the unencumbered assets of the Fund (i) which are recorded on the Trust’s books and records as belonging solely to the Fund and (ii) which are not subject to segregation or any special purpose usage, and (iii) as to which no third party has any pledge, security, interest, lien or any other rights, and (iv) which are held by the Bank as sole custodian. During the six months ended December 31, 2022, the Fund’s borrowing activity was as follows:

Highest	Average
Outstanding	Outstanding	Average	Interest	Number of
Balance	Balance	Interest Rate	Expense	Days Utilized(a)
$706,000	$679,602	7.00%	$661	5

(a)	Number of days utilized represents the total days during the six months ended December 31, 2022 that the Fund had an outstanding balance.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2022, purchases and sales of investment securities, other than short-term investments, were $2,754,549 and $3,705,183, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended December 31, 2022.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At December 31, 2022, Mercy Investment Services, Inc. owned 99.11% of the Fund. As a result, Mercy Investment Services, Inc. may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At December 31, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$1,574,808
Gross unrealized depreciation	(2,780,917)
Net unrealized appreciation/(depreciation) on investments	$(1,206,109)

Tax cost of investments	$14,977,498

The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to differences due to wash sales, transfers in-kind and passive foreign investment company un-reversed inclusions.

Silk Invest New Horizons Frontier Fund
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2022 (Unaudited)

The tax character of distributions paid for the fiscal year ended June 30, 2022, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$706,306
Total distributions paid	$706,306

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At June 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$365,279
Accumulated capital and other losses	(7,983,111)
Unrealized appreciation (depreciation) on investments	(663,195)
Total accumulated earnings (deficit)	$(8,281,027)

At June 30, 2022, the Fund had short-term and long-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $1,340,270 and $6,623,501, respectively and utilized short-term capital loss carryforwards in the amount of $954,520.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

LIQUIDITY RISK MANAGEMENT PROGRAM – (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long- term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s most recent Report, which was presented to the Board for consideration at its meeting held on August 16, 2022, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to their operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

SHAREHOLDER VOTING RESULTS – (Unaudited)

At a Special Shareholder Meeting at which a quorum was present, held on September 6, 2022, Fund shareholders of record as of the close of business on July 5, 2022 voted to approve the following proposal:

Proposal 1: To elect the following individuals to serve on the Board of Trustees of the Trust:

Freddie Jacobs Jr.

Catharine Barrow McGauley

Kenneth G.Y. Grant

Daniel J. Condon

Gary A. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

David R. Carson

Shares Voted
	Shares Voted in	Against or
Fund	Favor*	Abstain*	Shares Needed to Approve*
Silk Invest New Horizons Frontier Fund	1,843,964 (100%)	0 (0.00%)	Plurality (greater than 50%)

*	as a percentage of the total voting securities of the Fund voted at the meeting at which a quorum was present

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction cost including redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 through December 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning	Ending
		Account Value	Account Value	Expenses
		July 1,	December 31,	Paid During	Annualized
		2022	2022	Period(a)	Expense Ratio
Silk Invest New Horizons Frontier Fund
Institutional Class	Actual	$1,000.00	$955.60	$10.03	2.04%
	Hypothetical(b)	1,000.00	1,014.95	10.34	2.04%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

PRIVACY NOTICE – (Unaudited)

Rev. January 2020

FACTS	WHAT DOES SILK INVEST NEW HORIZONS FRONTIER FUND (THE “Fund”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●     Social Security number

●     account balances and account transactions

●     transaction or loss history and purchase history

●     checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes – to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 797-9745

Who we are
Who is providing this notice?	Silk Invest New Horizons Frontier Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     buy securities from us or sell securities to us

●     make deposits or withdrawals from your account or provide account information

●     give us your account information

●     make a wire transfer

●     tell us who receives the money

●     tell us where to send the money

●     show your government-issued ID

●     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes—information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Silk Invest Limited, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●     The Fund does not share your personal information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 797-9745 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES
Daniel J. Condon, Chairman
David R. Carson
Kenneth G.Y. Grant
Freddie Jacobs, Jr.
Catharine B. McGauley
Ronald C. Tritschler

OFFICERS
Martin R. Dean, President
Gweneth K. Gosselink,

Chief Compliance Officer

Zachary P. Richmond,

Treasurer and Chief Financial Officer

Lynn E. Wood, Assistant Chief Compliance Officer

INVESTMENT ADVISER
Silk Invest Limited
30 Churchill Place
London, E14 5RE
United Kingdom

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Cohen & Company, Ltd.
151 North Franklin Street, Suite 575
Chicago, IL 60606

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street, 20th Floor
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Silk-SAR-22

(b)	Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a) (1) Not Applicable – filed with annual report

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(1)	Not applicable.

(2)	Change in the registrant’s independent public accountants: Not applicable

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By  /s/ Martin R. Dean

Martin R. Dean, President

Date 3/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Martin R. Dean

Martin R. Dean, President

Date 3/7/2023

By  /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date 3/7/2023